Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

13. Commitments and Contingencies

Lease Agreement

The Company has a month-to-month lease for a suite at a cost of $530 per month. The Company incurred $2 thousand of rent expense, including common tenant costs, during each of the three months ended March 31, 2026 and 2025.

Litigation

From time to time, the Company may become involved in legal proceedings arising in the ordinary course of business. Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties, and other sources are recognized, if and when it is probable that a liability has been incurred and the amount can be reasonably estimated.

On November 6, 2025, ARC Group Limited and ARC Opportunity Fund Limited (together, “ARC”) filed a complaint against the Company and certain officers of the Company in the District Court of Minnesota, Fourth Judicial District (the “ARC complaint”). The ARC complaint alleges that the Company has breached certain contracts that the Company entered into with ARC before the closing of the Business Combination, including certain financial advisory contracts entered into by the Company at the direction of the sponsor of the Business Combination (the “sponsor”; the Company notes that the sponsor is an affiliate of ARC). Specifically, the ARC complaint asserts that the Company breached these contracts by issuing certain shares of Common Stock to ARC contemporaneously with the closing of the Business Combination and improperly cancelling those shares after the Business Combination as well as by failing to pay ARC certain cash amounts when due. The ARC complaint seeks an order of specific performance requiring the Company to reinstate the cancelled shares of Common Stock or, in the alternative, compensatory damages for such cancellation as well as payment of the other purported amounts due. The ARC complaint also asserts tort claims arising out of the Company’s actions and seeks compensatory damages (plus prejudgment interest) and punitive damages in connection with such claims but does not specify an amount of damages.

The Company notes that no shares of Common Stock were actually issued to ARC prior to or contemporaneously with the closing of the Business Combination and that, as of March 31, 2026 and as previously disclosed on its Form 10-K for the fiscal year ended December 31, 2025, the Company has recorded a forward contract to issue 1,240,644 shares of its Common Stock to ARC for success fees earned in connection with the Business Combination. As of March 31, 2026 and December 31, 2025, the Company has recorded aggregate cash liabilities payable to ARC equal to $0.4 million. The Company believes that the claim as asserted is overstated, and denies liability with respect to all disputed amounts and intends to defend itself vigorously. The Company is also assessing whether there are any counterclaims available to it arising out of self-dealing transactions between ARC and the sponsor. Accordingly, the Company has not recorded any additional liability arising out of the ARC complaint as the Company does not believe any incremental loss is probable, and the Company cannot estimate any reasonably possible loss or range of possible loss. On March 19, 2026, ARC voluntarily dismissed the complaint without prejudice.

The Company was not subject to any other material legal proceedings during the three months ended March 31, 2026 and 2025.

13. Commitments and Contingencies

Lease Agreement

The Company has a month-to-month lease for a suite at a cost of $530 per month. The Company incurred $7,743 and $7,830 of rent expense, including common tenant costs and cancellation costs, during the years ended December 31, 2025 and 2024, respectively.

Litigation

From time to time, the Company may become involved in legal proceedings arising in the ordinary course of business. Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties, and other sources are recognized, if and when it is probable that a liability has been incurred and the amount can be reasonably estimated.

On November 6, 2025, ARC Group Limited and ARC Opportunity Fund Limited (together, “ARC”) filed a complaint against the Company and certain officers of the Company in the District Court of Minnesota, Fourth Judicial District (the “ARC Complaint”). The ARC Complaint alleges that the Company has breached certain contracts that the Company entered into with ARC before the closing of the Business Combination, including certain financial advisory contracts entered into by the Company at the direction of the sponsor of the Business Combination (the “sponsor”; the Company notes that the sponsor is an affiliate of ARC). Specifically, the ARC Complaint asserts that the Company breached these contracts by issuing certain shares of Common Stock to ARC contemporaneously with the closing of the Business Combination and improperly cancelling those shares after the Business Combination as well as by failing to pay ARC certain cash amounts when due. The ARC Complaint seeks an order of specific performance requiring the Company to reinstate the cancelled shares of Common Stock or, in the alternative, compensatory damages for such cancellation as well as payment of the other purported amounts due. The ARC Complaint also asserts tort claims arising out of the Company’s actions and seeks compensatory damages (plus prejudgment interest) and punitive damages in connection with such claims but does not specify an amount of damages.

The Company notes that no shares of Common Stock were actually issued to ARC prior to or contemporaneously with the closing of the Business Combination and that, as of December 31, 2025 and 2024, the Company has recorded a forward contract to issue 1,240,644 shares of its Common Stock to ARC for success fees earned in connection with the Business Combination (see Note 8). As of December 31, 2025 and 2024, the Company has recorded aggregate cash liabilities payable to ARC equal to $0.4 million. The Company intends to vigorously defend itself against the claims in the ARC Complaint in excess of these amounts. The Company is also assessing whether there are any counterclaims available to it arising out of self-dealing transactions between ARC and the sponsor. Accordingly, the Company has not recorded any additional liability arising out of the ARC Complaint as the Company does not believe any incremental loss is probable, and the Company cannot estimate any reasonably possible loss or range of possible loss. On March 19, 2026, ARC voluntarily dismissed the complaint without prejudice.

The Company was not subject to any other material legal proceedings during the years ended December 31, 2025 and 2024.